SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The significant accounting policies are as follows:

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive income (loss).

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options, (c) recognition of contingent liabilities, and (d) valuation of deferred income taxes.

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash

Restricted cash as of December 31, 2014 consists of: (a) $274 held in a bank account that serves as cash collateral for outstanding letters of credit, which is to be released from restriction on various dates from October 2015 to December 2015 (see Note 15) and (b) $4,485 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Restricted cash as of December 31, 2013 consists of: (a) a $3,500 certificate of deposit that matures in May 2014 and serves as cash collateral for the Company's line of credit arrangement in the United States (see Note 6). Upon maturity of the $3,500 certificate of deposit, the Company used this amount to reduce the outstanding borrowings under its line of credit in the United Stated; (b) $285 held in several bank accounts that serves as cash collateral for outstanding letters of credit, which are released from restriction on various dates from September 2014 to December 2014 (see Note 15) and (c) $3,211 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2014 and 2013, the allowance for doubtful accounts is $116 and $57, respectively.

Investments in Affiliates

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment

Equipment and facilities, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-7
Internal-use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment begins with an analysis of qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that goodwill should be reviewed for impairment, then a discounted cash flow analysis is performed to determine whether the goodwill is recoverable. If the carrying value of the goodwill is not recoverable based upon the discounted cash flow analysis, then an impairment charge is recorded for the difference between the carrying value and the fair value of the goodwill. During the years ended December 31, 2014, 2013 and 2012, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2014, 2013, and 2012, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument. The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities.  Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss)

The Company's comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012 consists of the Company's net income (loss) and foreign currency translation adjustments.

Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to management and administrative employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss). Compensation expense resulting from stock-based compensation to operational employees is recorded over the vesting period of the award in cost of revenue.

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company's contractual arrangements with customers, provided that services have been rendered, the fee is fixed or determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue

Cost of revenue represents primarily payroll and related costs associated with employees who provide services under the terms of the Company's contractual arrangements, insurance and depreciation and amortization.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2014, 2013 and 2012 are $130, $89 and $88, respectively.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of payroll and related costs.

Value Added Tax

Certain of the Company's operations are subject to Value Added Tax (“VAT”) applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities resulting from a change in tax rates is recognized in the period that includes the enactment date.

A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method.

Although the Company had an income from continuing operations for the year ended December 31, 2014, all potentially dilutive securities were excluded from the computation of diluted income (loss) per share as the conversion rate of the convertible note payable to related party and the exercise price of the stock options was higher than the market price of the Company's common stock as of December 31, 2014 and the effect of including them is anti-dilutive.

Because the Company incurred losses from continuing operations during the years ended December 31, 2013 and 2012, all potentially dilutive securities were excluded from the computation of diluted income (loss) per share during the years because the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2014	2013	2012
Stock Options	150,000	150,000	210,000
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	25,669,039	24,379,883	13,393,600
Total	25,819,039	24,529,883	13,603,600

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other current liabilities, income taxes payable and notes payable - banks approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to related party, liability to the United States Department of Labor and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. As of December 31, 2014, accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250 per institution. As of December 31, 2014, cash and cash equivalents and restricted cash of $288 is being held in the United States. Bank accounts located in Europe, Japan and Israel, totaling $10,444 as of December 31, 2014, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from two customers represented 67% of total revenue during the year ended December 31, 2014, of which one customer accounted for 38% of total revenue. Accounts receivable from these two customers represented 65% of total accounts receivable as of December 31, 2014.

Revenue from two customers represented 52% of total revenue during the year ended December 31, 2013, of which one customer accounted for 42% of total revenue. Accounts receivable from the two customers represented 37% of total accounts receivable as of December 31, 2013.

Revenue from two customers represented 60% of total revenue during the year ended December 31, 2012 of which one customer accounted for 49% of total revenue. Accounts receivable from these two customers represented 45% of total accounts receivable as of December 31, 2012.

Prior year figures in this disclosure have been adjusted to reflect the recent customer mergers within the aviation industry.

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassifications

Certain amounts, related primarily to discontinued operations in the prior year balance sheet, statements of operations and comprehensive income (loss) and statements of cash flows have been reclassified to conform to the current period presentation.

Recently Issued Accounting Pronouncements

Accounting Standards Update 2014-08

In April 2014, the FASB has issued Accounting Standards Update (ASU) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The amendments in the update change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization's results from continuing operations.

The amendments in this update enhance convergence between U.S. GAAP and International Financial Reporting Standards (IFRS). Part of the new definition of discontinued operation is based on elements of the definition of discontinued operations in IFRS 5, Non-Current Assets Held for Sale and Discontinued Operations.

The amendments in this update are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted.

This update is not expected to have a material impact on the Company's financial statements.

Accounting Standards Update 2014-09

In May 2014, the FASB issued Accounting Standards Update 2014-09, “Revenue from Contracts with Customers” (Topic 606) which supersedes previously issued revenue recognition requirements, including substantially all industry specific revenue recognition guidance. The new guidance utilizes a contract-based approach that places the focus on the assets and liabilities that are created when an entity enters into and performs under a contract. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods, or services, to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: (a) Identify the contract(s) with a customer; (b) Identify the performance obligations in the contract; (c) Determine the transaction price; (d) Allocate the transaction price to the performance obligations in the contract; (e) Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this update are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this update using one of the following two methods:

1.  Retrospectively to each prior reporting period presented the entity may elect any of the following practical expedients:

For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.  Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of the amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

This update is not expected to have a material impact on the Company's financial statements.

Accounting Standards Update 2014-12

In June 2014, the FASB issued Accounting Standards Update 2014-12, “Compensation – Stock Compensation” (Topic 718) amended guidance to require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718 as it relates to awards with performance conditions that affect vesting to account for such awards. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. As indicated in the definition of vest, the stated vesting period (which includes the period in which the performance target could be achieved) may differ from the requisite service period.

Current U.S. GAAP does not contain explicit guidance on whether to treat a performance target that could be achieved after the requisite service period as a performance condition that affects vesting or as a nonvesting condition that affects the grant-date fair value of an award.

For all entities, the amendments in this update are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The effective date is the same for both public business entities and all other entities. Entities may apply the amendments in this update either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter.

This update is not expected to have a material impact on the Company's financial statements.

Accounting Standards Update 2014-15

In August 2014 the FASB issued Accounting Standards Update 2014-15, “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. ASU 2014-15 is intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures.

Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. Financial reporting under this presumption is commonly referred to as the going concern basis of accounting. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities.

Currently, U.S. GAAP lacks guidance about management's responsibility to evaluate whether there is substantial doubt about the organization's ability to continue as a going concern or to provide related footnote disclosures. ASU 2014-15 provides guidance to an organization's management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes.

The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued.

U.S. auditing standards and federal securities law require that an auditor evaluate whether there is substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time not to exceed one year beyond the date of the financial statements being audited. U.S. auditing standards also require an auditor to consider the possible financial statement effects, including footnote disclosures on uncertainties about an entity's ability to continue as a going concern for a reasonable period of time (Public Company Accounting Oversight Board's AU Section 341, The Auditor's Consideration of an Entity's Ability to Continue as a Going Concern). The U.S. Securities and Exchange Commission (SEC) also has guidance on disclosures that it expects from an entity when an auditor's report includes an explanatory paragraph that reflects substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time.

The amendments in this update provide guidance in GAAP about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures.

In connection with preparing financial statements for each annual and interim reporting period, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). Management's evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued (or at the date that the financial statements are available to be issued when applicable).

Substantial doubt about an entity's ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued (or available to be issued).

When management identifies conditions or events that raise substantial doubt about an entity's ability to continue as a going concern, management should consider whether its plans that are intended to mitigate those relevant conditions or events will alleviate the substantial doubt. The mitigating effect of management's plans should be considered only to the extent that (1) it is probable that the plans will be effectively implemented and, if so, (2) it is probable that the plans will mitigate the conditions or events that raise substantial doubt about the entity's ability to continue as a going concern.

If conditions or events raise substantial doubt about an entity's ability to continue as a going concern, but the substantial doubt is alleviated as a result of consideration of management's plans, the entity should disclose information that enables users of the financial statements to understand all of the following (1) principal conditions or events that raised substantial doubt about the entity's ability to continue as a going concern (before consideration of management's plans); (2) management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations; (3) management's plans that alleviated substantial doubt about the entity's ability to continue as a going concern.

If conditions or events raise substantial doubt about an entity's ability to continue as a going concern and substantial doubt is not alleviated after consideration of management's plans, an entity should include a statement in the footnotes indicating that there is substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). Additionally, the entity should disclose information that enables users of the financial statements to understand (1) the principal conditions giving rise to substantial doubt about the entity's ability to continue as a going concern; (2) management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations; (3) management's plans that are intended to mitigate the conditions or events that raise substantial doubt about the entity's ability to continue as a going concern.

This update is not expected to have a material impact on the Company's financial statements.

Accounting Standards Update 2014-16

In November 2014, the FASB has issued Accounting Standards Update (ASU) No. 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. The amendments in ASU 2014-16 do not change the current criteria in U.S. GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. The amendments clarify how current U.S. GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Specifically, the amendments clarify that an entity should consider all relevant terms and features, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of the host contract. Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument.

The amendments in ASU 2014-16 also clarify that, in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (i.e., the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. Specifically, the assessment of the substance of the relevant terms and features should incorporate a consideration of: (1) the characteristics of the terms and features themselves (for example, contingent versus non contingent, in-the-money versus out-of-the-money); (2) the circumstances under which the hybrid financial instrument was issued or acquired (e.g., issuer-specific characteristics, such as whether the issuer is thinly capitalized or profitable and well-capitalized); and (3) the potential outcomes of the hybrid financial instrument (e.g., the instrument may be settled by the issuer issuing a fixed number of shares, the instrument may be settled by the issuer transferring a specified amount of cash, or the instrument may remain legal-form equity), as well as the likelihood of those potential outcomes. The amendments in ASU 2014-16 apply to all entities that are issuers of, or investors in, hybrid financial instruments that are issued in the form of a share.

The amendments in ASU 2014-16 are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The effects of initially adopting the amendments in ASU 2014-16 should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods.

This update is not expected to have a material impact on the Company's financial statements.

Accounting Standards Update 2014-17

In November 2014, the FASB has issued Accounting Standards Update (ASU) No. 2014-17, Business Combinations (Topic 805): Pushdown Accounting (a consensus of the FASB Emerging Issues Task Force). The amendments in this ASU apply to the separate financial statements of an acquired entity and its subsidiaries that are a business or nonprofit activity (either public or nonpublic) upon the occurrence of an event in which an acquirer (an individual or an entity) obtains control of the acquired entity.

The amendments in this ASU provide an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. An acquired entity should determine whether to elect to apply pushdown accounting for each individual change-in-control event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity's most recent change-in-control event. An election to apply pushdown accounting in a reporting period after the reporting period in which the change-in-control event occurred should be considered a change in accounting principle. If pushdown accounting is applied to an individual change-in-control event, that election is irrevocable.

If an acquired entity elects the option to apply pushdown accounting in its separate financial statements, it should disclose information in the current reporting period that enables users of financial statements to evaluate the effect of pushdown accounting.

The amendments in this ASU are effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. However, if the financial statements for the period in which the most recent change-in-control event occurred already have been issued or made available to be issued, the application of this guidance would be a change in accounting principle.

This update is not expected to have a material impact on the Company's financial statements.